UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		704-644-5548
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	August 14, 2006

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	67
Form 13F Information Table Value Total: $155,560

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	1839	42173	SH		SOLE			42173
Abraxis Bioscience	COM		00383E106	2986	125242	SH		SOLE			125242
Accenture Ltd		CL A		G1150G111	2352	83066	SH		SOLE			83066
Adobe Sys Inc.		COM		0072F101	3871	127505	SH		SOLE			127505
Aflac Inc		COM		001055102	2505	54054	SH		SOLE			54054
Amer Intl Group Inc	COM		026874107	1347	22817	SH		SOLE			22817
Anglo Amern PLC		ADR		03485P102	337	16479	SH		SOLE			16479
Axa SA Each Repstg	ADR		054536107	1370	41807	SH		SOLE			41807
BB&T Corp		COM		054937107	1787	42975	SH		SOLE			42975
BHP Billiton LTD	ADR		088606108	2196	50977	SH		SOLE			50977
Biomet Inc		COM		090613100	1116	35672	SH		SOLE			35672
Broadcom Corp    	CL A		111320107	3229	106450	SH		SOLE			106450
Canon Inc Adr New	ADR		138006309	1665	22724	SH		SOLE			22724
China Mobile Hong K	ADR		16941M109	2537	88689	SH		SOLE			88689
Cisco Sys Inc		COM		17275R102	4089	209368	SH		SOLE			209368
Conco Phillips		COM		20825C104	3773	57578	SH		SOLE			57578
Credit Suisse Group	ADR		225401108	435	7763	SH		SOLE			7763
Ctrip.Com Intl Ltd	ADR		22943F100	1989	38964	SH		SOLE			38964
Ecolab Inc		COM		278865100	2119	52214	SH		SOLE			52214
Emerson Electric Co	COM		291011104	2453	29273	SH		SOLE			29273
Encana Corp		COM		292505104	4538	86215	SH		SOLE			86215
Express Scripts Inc	COM		302182100	3330	46415	SH		SOLE			46415
Fiserv Inc		COM		337738108	1887	41594	SH		SOLE			41594
Focus Media Holding	ADR		34415V109	2190	33613	SH		SOLE			33613
General Dynamics	COM		369550108	3730	56988	SH		SOLE			56988
Gilead Sciences Inc	COM		375558103	3386	57241	SH		SOLE			57241
Goldcorp Inc New	COM		380956409	1785	59058	SH		SOLE			59058
Goldman Sachs Group	COM		38141G104	4758	31630	SH		SOLE			31630
Heartland Express	COM		422347104	2402	134171	SH		SOLE			134171
Infosys Technologie	ADR		456788108	729	9546	SH		SOLE			9546
Intuitive Surgical  Inc COM		46120E602	4211	36620	SH		SOLE			36620
Itt Inds Inc		COM		450911102	2073	41874	SH		SOLE			41874
Jabil Circuit Inc	COM		466313103	3510	137119	SH		SOLE			137119
Joy Global Inc		COM		481165108	3377	64829	SH		SOLE			64829
Kookmin BK New Spon	ADR		50049M109	2208	26585	SH		SOLE			26585
Kubota Ltd		ADR		501173207	1759	36918	SH		SOLE			36918
Kyocera Corp		ADR		501556203	1449	18638	SH		SOLE			18638
LG Philips LCD Co	ADR		50186V102	470	25959	SH		SOLE			25959
Maxim Integrated Pr	COM		57772K101	3692	114980	SH		SOLE			114980
Mitsubishi Ufj Finl	ADR		606822104	2394	171613	SH		SOLE			171613
Morgan Stanley		COM		617446448	4250	67232	SH		SOLE			67232
Nokia Corp ADR		ADR		654902204	3932	194057	SH		SOLE			194057
Nomura Hldgs Inc Sp	ADR		65535H208	1961	104323	SH		SOLE			104323
Patterson Cos Inc	COM		703395103	1576	45122	SH		SOLE			45122
Plantronics Inc New	COM		727493108	346	15581	SH		SOLE			15581
Qualcomm Inc		COM		747525103	3227	80546	SH		SOLE			80546
Quality Sys Inc		COM		747582104	3983	108184	SH		SOLE			108184
Research in Motion	COM		760975102	3244	46501	SH		SOLE			46501
Rio Tinto Plc		ADR		767204100	440	2100	SH		SOLE			2100
Roper Inds 		COM		776696106	216	4610	SH		SOLE			4610
Royal Gold Inc		COM		780287108	1944	69889	SH		SOLE			69889
SAP AG 			ADR		803054204	1602	30498	SH		SOLE			30498
SGL Carbon AG		ADR		784188203	147	22034	SH		SOLE			22034
Shire Pharmaceutica	COM		82481R106	213	4815	SH		SOLE			4815
SK Telcom Co LTD AD	COM		78440P108	1631	69657	SH		SOLE			69657
Smith & Nephew Plc	ADR		83175M205	794	20600	SH		SOLE			20600
Stryker Corp		COM		863667101	1814	43071	SH		SOLE			43071
Sunoco Inc		COM		86764L108	3823	55168	SH		SOLE			55168
Sysco Corp		COM		871829107	3508	114804	SH		SOLE			114804
Taiwan Semiconductor	ADR		874039100	145	16319	SH		SOLE			16319
TNT N V			ADR		87260W101	1751	48923	SH		SOLE			48923
Transocean Inc.		ORD		G90078109	426	5300	SH		SOLE			5300
United Parcel Svc	COM		911312106	2305	28002	SH		SOLE			28002
Valero Energy		COM		91913Y100	4742	71291	SH		SOLE			71291
Varian Medical Syst	COM		92220P105	4337	91588	SH		SOLE			91588
Waters Corp		COM		941848103	3662	82486	SH		SOLE			82486
Xilinx Inc		COM		983919101	1668	73630	SH		SOLE			73630

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